Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Statement [Line Items]
Net Income		$ 1,962	$ 2,138	$ 1,866	$ 4,100	$ 3,158
Other Comprehensive Income (Loss), net of taxes
Reclassification to earnings of (gains) during the period	[1]	(15)	(6)	(40)	(21)	(45)
Other comprehensive income net of tax OCI debt financial assets		(152)	114		(38)	266
Net change in unrealized gains (losses) on cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges arising during the period	[2]	818	375	(1,443)	1,193	471
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	[3]	184	341	379	525	768
Other comprehensive income net of tax cash flow hedges		1,002	716	(1,064)	1,718	1,239
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		(3,205)	2,612	1,482	(593)	(398)
Unrealized gains (losses) on hedges of net foreign operations	[4]	747	(541)	(266)	206	61
Other comprehensive income, net of taxes, translation of net foreign operations		(2,458)	2,071	1,216	(387)	(337)
Items that will not be subsequently reclassified to net income
Net unrealized gains (losses) on fair value through OCI equity securities arising during the period	[5]	0	(11)		(11)	8
Net gains (losses) on remeasurement of pension and other employee future benefit plans	[6]	(28)	22	43	(6)	(48)
Net gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[7]	146	(88)	(356)	58	(783)
Items that will not be reclassified to net income		118	(77)	(313)	41	(823)
Other Comprehensive Income (Loss), net of taxes		(1,490)	2,824	(161)	1,334	345
Total Comprehensive Income		472	4,962	1,705	5,434	3,503
Attributable to:
Bank shareholders		470	4,958	1,701	5,428	3,497
Non-controlling interest in subsidiaries		2	4	4	6	6
Total Comprehensive Income		472	4,962	1,705	5,434	3,503
Debt securities [member]
Other Comprehensive Income (Loss), net of taxes
Unrealized gains (losses) on fair value through OCI debt securities arising during the period	[8]	$ (137)	$ 120	$ 40	$ (17)	$ 311

[1]	Net of income tax provision of $6 million, $2 million, $15 million for the three months ended and $8 million and $17 million for the six months ended, respectively.
[2]	Net of income tax (provision) recovery of $(302) million, $(148) million, $547 million for the three months ended and $(450) million and $(182) million for the six months ended, respectively.
[3]	Net of income tax (recovery) of $(70) million, $(129) million, $(144) million for the three months ended and $(199) million and $(291) million for the six months ended, respectively.
[4]	Net of income tax (provision) recovery of $(287) million, $208 million, $103 million for the three months ended and $(79) million and $(23) million for the six months ended, respectively.
[5]	Net of income tax (provision) recovery of $nil million, $4 million, $nil million for the three months ended and $4 million and $(3) million for the six months ended, respectively.
[6]	Net of income tax (provision) recovery of $11 million, $(8) million, $(17) million for the three months ended and $3 million and $18 million for the six months ended, respectively.
[7]	Net of income tax (provision) recovery of $(56) million, $34 million, $137 million for the three months ended and $(22) million and $300 million for the six months ended, respectively.
[8]	Net of income tax (provision) recovery of $50 million, $(45) million, $(14) million for the three months ended and $5 million and $(113) million for the six months ended, respectively.